JUNE 30, 2012

ANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

FIXED INCOME

Franklin Templeton Money Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Annual Report

Franklin Templeton Money Fund

Your Fund's Goal and Main Investments: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

*Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This annual report for Franklin Templeton Money Fund covers the fiscal year ended June 30, 2012.

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board held short-term interest rates at a historically low level during the 12-month period under review. As a result, the Fund's Class A shares' seven-day effective yield remained unchanged at 0.00% from June 30, 2011, through June 30, 2012. The Fund's Class B, C and R shares' performance was the same, as shown in the Performance Summary on page 6.

Economic and Market Overview

During the 12 months under review, the economy initially showed signs of growth. Investor uncertainty regarding the eurozone's future, however, began to influence financial markets during the second quarter of 2012, and U.S. economic data became mixed. U.S. manufacturing indicators looked to have weakened. However, the unemployment rate and energy prices declined over the period and housing data strengthened with new and existing home sales as well as house prices pointing toward a gradual strengthening trend, albeit from a low base. The U.S. consumer showed an increasing appetite as consumption and consumer confidence increased.

Financial markets seemed to be largely influenced by politics, sentiment and uncertainty in the eurozone, and they were quick to discount the latest Greek election results. The June 2012 Federal Open Market Committee meeting concluded with the extension of its plan designed to boost the economy by driving

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 13.

Annual Report | 3

4 | Annual Report

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 5

6 | Annual Report

Your Fund’s Expenses

Franklin Templeton Money Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 7

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 1/1/12	Value 6/30/12	Period* 1/1/12–6/30/12
Actual	$1,000	$1,000.00	$0.65
Hypothetical (5% return before expenses)	$1,000	$1,024.22	$0.65
Class B
Actual	$1,000	$1,000.00	$0.65
Hypothetical (5% return before expenses)	$1,000	$1,024.22	$0.65
Class C
Actual	$1,000	$1,000.00	$0.65
Hypothetical (5% return before expenses)	$1,000	$1,024.22	$0.65
Class R
Actual	$1,000	$1,000.00	$0.65
Hypothetical (5% return before expenses)	$1,000	$1,024.22	$0.65

*Expenses calculated using the most recent six-month expense ratio, net of voluntary and contractual expense waivers, annualized for each class (A: 0.13%; B: 0.13%; C: 0.13%; and R: 0.13%), which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

8 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 9

10 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 11

12 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Statement of Investments, June 30, 2012

Franklin Templeton Money Fund	Shares	Value
Mutual Funds (Cost $261,660,765) 100.6%
[a] The Money Market Portfolio	261,660,765	$261,660,765
Other Assets, less Liabilities (0.6)%		(1,431,457)
Net Assets 100.0%		$260,229,308

[a]Non-income producing.

Annual Report | The accompanying notes are an integral part of these financial statements. | 13

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Financial Statements *(continued)*

	Franklin Templeton Money Fund
Investment income:	
Dividends from Portfolio	$ —
Expenses:	
Administrative fees (Note 3a)	1,133,169
Distribution fees: (Note 3b)	
Class B	101,546
Class C	1,728,245
Class R	48,518
Transfer agent fees (Note 3d)	354,387
Reports to shareholders	45,671
Registration and filing fees	118,088
Professional fees	25,835
Trustees' fees and expenses	9,393
Other	8,145
Total expenses	3,572,997
Expenses waived/paid by affiliates (Note 3e)	(3,572,997)
Net expenses	—
Net investment income	$ —

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton Money Fund Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton
	Money Fund
	Year Ended June 30,
	2012	2011
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions: (Note 2)
Class A	3,156,261	907,648
Class B	(14,982,164)	(26,076,240)
Class C	13,904,177	(11,991,306)
Class R	1,967,752	(965,638)
Total capital share transactions	4,046,026	(38,125,536)
Net increase (decrease) in net assets	4,046,026	(38,125,536)
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	256,183,282	294,308,818
End of year	$260,229,308	$256,183,282

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Templeton Money Fund Trust

Notes to Financial Statements

Franklin Templeton Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At June 30, 2012, the Fund owned 1.86% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Annual Report | 17

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

18 | Annual Report

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2012	2011
Class A Shares:
Shares sold	$8,358,601	$7,716,212
Shares redeemed	(5,202,340)	(6,808,564)
Net increase (decrease)	$3,156,261	$907,648
Class B Shares:
Shares sold	$8,392,119	$11,487,031
Shares redeemed	(23,374,283)	(37,563,271)
Net increase (decrease)	$(14,982,164)	$(26,076,240)
Class C Shares:
Shares sold	$406,636,829	$332,182,101
Shares redeemed	(392,732,652)	(344,173,407)
Net increase (decrease)	$13,904,177	$(11,991,306)
Class R Shares:
Shares sold	$16,265,859	$9,748,594
Shares redeemed	(14,298,107)	(10,714,232)
Net increase (decrease)	$1,967,752	$(965,638)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary		Affiliation
Franklin Templeton Services, LLC (FT Services)		Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)		Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)		Transfer agent

a. Administrative Fees
Effective February 28, 2012, the Fund pays an administrative fee to FT Services based on the
Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

Prior to February 28, 2012, the fee was paid to Franklin Advisers, Inc. (Advisers).

Annual Report | 19

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class B	0.65%
Class C	0.65%
Class R	0.50%

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

CDSC retained

$152,100

d. Transfer Agent Fees

For the year ended June 30, 2012, the Fund paid transfer agent fees of $354,387, of which $165,768 was retained by Investor Services.

e. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, transfer agent, and other expenses, but excluding distribution fees) for each class of the Fund do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until October 31, 2012.

For the year ended June 30, 2012, administrative fees were waived in advance for Advisers for the period of July 1, 2011 to February 28, 2012, and by FT Services beginning February 29, 2012.

20 | Annual Report

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Waiver and Expense Reimbursements (continued)

In addition, in efforts to prevent a negative yield, Advisers, FT Services and Distributors have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund such that no class returns a negative yield to its shareholders. This resulted in additional waivers and expense reimbursements of $3,361,167 for the year ended June 30, 2012. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers, FT Services or Distributors at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

4. INCOME TAXES

At June 30, 2012, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2012, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

Annual Report | 21

Franklin Templeton Money Fund Trust

Notes to Financial Statements (continued)

Franklin Templeton Money Fund

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

22 | Annual Report

Franklin Templeton Money Fund Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Franklin Templeton Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Templeton Money Fund (the “Fund”) at June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the underlying portfolio’s transfer agent at June 30, 2012, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2012

Annual Report | 23

Franklin Templeton Money Fund Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				

24 | Annual Report

Annual Report | 25

26 | Annual Report

Annual Report | 27

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

28 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

The Money Market Portfolios

Statement of Investments, June 30, 2012

The Money Market Portfolio	Principal Amount*	Value
Investments 100.0%
Certificates of Deposit 18.7%
Bank of Montreal, Chicago Branch, 0.16%, 7/09/12	$350,000,000	$350,000,000
Bank of Montreal, Chicago Branch, 0.15% - 0.17%, 7/10/12 - 8/22/12	345,000,000	345,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 7/25/12	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.14% - 0.19%, 7/03/12 - 9/05/12	475,000,000	475,000,000
Royal Bank of Canada, New York Branch, 0.11%, 7/12/12	200,000,000	200,000,000
Royal Bank of Canada, New York Branch, 0.10% - 0.11%, 7/05/12 - 7/19/12	140,000,000	140,000,000
Royal Bank of Canada, New York Branch, 0.48%, 10/09/12	350,000,000	350,000,000
The Toronto-Dominion Bank, New York Branch, 0.10%, 7/05/12	205,000,000	205,000,000
The Toronto-Dominion Bank, New York Branch, 0.17% - 0.30%, 7/16/12 - 1/25/13	420,000,000	420,003,461
Total Certificates of Deposit (Cost $2,635,003,461)		2,635,003,461
[a] Commercial Paper 57.9%
Bank of Nova Scotia, 7/05/12 (Canada)	75,000,000	74,998,542
Chevron Corp., 7/12/12	158,000,000	157,995,655
Chevron Corp., 8/13/12	324,500,000	324,457,364
Colgate-Palmolive Co., 7/09/12 - 7/20/12	69,200,000	69,196,978
Commonwealth Bank of Australia, 7/23/12 (Australia)	250,000,000	249,972,806
Export Development Canada, 7/11/12 (Canada)	155,000,000	154,993,667
Export Development Canada, 8/01/12 (Canada)	100,000,000	99,987,944
Exxon Mobil Corp., 7/10/12 - 7/13/12	175,000,000	174,997,375
General Electric Co., 7/30/12	225,000,000	224,972,812
Johnson & Johnson, 7/19/12 - 8/01/12	183,355,000	183,340,190
Johnson & Johnson, 8/10/12	220,000,000	219,973,111
Johnson & Johnson, 9/04/12	150,000,000	149,964,792
JP Morgan Chase & Co, 7/02/12	585,000,000	584,999,838
National Australia Funding, 7/02/12 (Australia)	185,000,000	184,999,640
National Australia Funding, 7/25/12 (Australia)	500,000,000	499,953,333
Nestle Capital Corp., 7/26/12 (Switzerland)	200,000,000	199,981,944
Nestle Capital Corp., 7/27/12 (Switzerland)	27,602,000	27,599,408
Nestle Finance International Ltd., 7/17/12 (Switzerland)	115,000,000	114,990,289
Novartis Finance Corp., 8/06/12 - 8/09/12 (Switzerland)	47,650,000	47,642,541
Novartis Finance Corp., 8/14/12 (Switzerland)	304,000,000	303,929,404
PepsiCo Inc., 7/06/12	200,000,000	199,997,222
PepsiCo Inc., 8/09/12	150,000,000	149,980,500
PepsiCo Inc., 7/20/12 - 8/20/12	335,000,000	334,960,848
Pfizer Inc., 7/11/12	270,000,000	269,992,500
Pfizer Inc., 7/19/12	42,000,000	41,997,690
Pfizer Inc., 7/25/12	381,117,000	381,089,347
Province of British Columbia, 7/09/12 - 12/17/12 (Canada)	564,870,000	564,646,007
Province of Ontario, 7/31/12 (Canada)	148,630,000	148,611,190
Province of Ontario, 7/10/12 - 1/07/13 (Canada)	538,500,000	538,265,943
The Toronto-Dominion Bank, 7/31/12 - 12/20/12 (Canada)	59,000,000	58,924,594
Total Capital Canada Ltd., 8/09/12 - 12/20/12 (France)	157,600,000	157,451,867
Total Capital SA, 7/26/12 - 9/26/12 (France)	350,000,000	349,888,464
United Parcel Service Inc., 7/18/12	100,000,000	99,996,813
Wal-Mart Stores Inc., 7/30/12	148,300,000	148,284,470
Wal-Mart Stores Inc., 7/10/12 - 7/31/12	446,255,000	446,230,779
Westpac Banking Corp, 7/02/12 (Australia)	197,250,000	197,249,562
Total Commercial Paper (Cost $8,136,515,429)		8,136,515,429

30 | Annual Report

The Money Market Portfolios

Statement of Investments, June 30, 2012 (continued)

The Money Market Portfolio	Principal Amount*	Value
Investments (continued)
U.S. Government and Agency Securities 4.7%
[a] FHLB, 7/16/12 - 7/20/12	$62,200,000	$62,198,469
[a] U.S. Treasury Bills,
7/05/12	150,000,000	149,999,067
7/26/12	200,000,000	199,994,601
7/12/12 - 3/07/13	250,000,000	249,810,002
Total U.S. Government and Agency Securities (Cost $662,002,139)		662,002,139
Municipal Bonds 2.8%
[b] California State Economic Recovery GO,
Series C-2, Daily VRDN and Put, 0.20%, 7/01/23	32,400,000	32,400,000
Series C-4, Daily VRDN and Put, 0.14%, 7/01/23	35,790,000	35,790,000
[b] Metropolitan Water District of Southern California Water Revenue, Special, Refunding,
Series A, Weekly VRDN and Put, 0.10%, 10/01/29	75,705,000	75,705,000
New York Liberty Development Corp. Multi-Modal Liberty Revenue, 3 World Trade Center
Project, Mandatory Put 11/08/12, Refunding, Series A, 0.27%, 12/01/49	223,000,000	223,000,000
New York State Liberty Development Corp. Revenue, 3 World Trade Center Project,
Mandatory Put 11/08/12, Series A1, 0.30%, 12/01/50	30,175,000	30,175,000
Total Municipal Bonds (Cost $397,070,000)		397,070,000
Total Investments before Repurchase Agreements (Cost $11,830,591,029)		11,830,591,029
[c] Repurchase Agreements 15.9%
Barclays Capital Inc., 0.070%, 7/02/12 (Maturity Value $525,003,063)
Collateralized by U.S. Treasury Notes, 0.50%, 10/15/14 (valued at $538,158,629)	525,000,000	525,000,000
Deutsche Bank Securities Inc., 0.140%, 7/02/12 (Maturity Value $485,915,669)
Collateralized by [a]U.S. Treasury Bills, 7/28/12 - 12/27/12; and U.S. Treasury Notes,
0.75% - 4.25%, 9/15/13 - 12/31/15 (valued at $495,628,235)	485,910,000	485,910,000
Goldman, Sachs & Co., 0.090%, 7/02/12 (Maturity Value $100,001,167)
Collateralized by U.S. Government and Agency Securities, 0.28%, 9/12/13
(valued at $102,170,549)	100,000,000	100,000,000
HSBC Securities (USA) Inc., 0.150%, 7/02/12 (Maturity Value $200,002,500)
Collateralized by U.S. Government and Agency Securities, 0.15% - 5.50%,
7/23/12 - 6/29/17 (valued at $204,004,877)	200,000,000	200,000,000
J.P. Morgan Securities LLC, 0.060%, 7/02/12 (Maturity Value $600,003,000)
Collateralized by U.S. Government and Agency Securities, 0.00% - 5.25%,
7/16/12 - 5/15/17 (valued at $612,000,223)	600,000,000	600,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.120%, 7/02/12 (Maturity Value $200,002,000)
Collateralized by U.S. Government and Agency Securities, 0.23% - 6.00%,
4/05/13 - 4/18/36 (valued at $204,000,245)	200,000,000	200,000,000
Morgan Stanley & Co. LLC, 0.160%, 7/02/12 (Maturity Value $25,033,333)
Collateralized by U.S. Treasury Notes, 5.125%, 5/15/16 (valued at $25,500,090)	25,000,000	25,000,000
UBS Securities LLC, 0.140%, 7/02/12 (Maturity Value $100,001,167)
Collateralized by U.S. Government and Agency Securities, 0.40% - 0.60%,
8/23/13 - 7/02/14 (valued at $101,996,706)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $2,235,910,000)		2,235,910,000
Total Investments (Cost $14,066,501,029) 100.0%		14,066,501,029
Other Assets, less Liabilities (0.0)%†		(568,922)
Net Assets 100.0%		$14,065,932,107

Annual Report | 31

The Money Market Portfolios

Statement of Investments, June 30, 2012 (continued)

The Money Market Portfolio

See Abbreviations on page 40.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aThe security is traded on a discount basis with no stated coupon rate.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
cSee Note 1(b) regarding repurchase agreements.

The Money Market Portfolios

Financial Statements

Statement of Assets and Liabilities
June 30, 2012

	The Money Market Portfolio
Assets:	
Investments in securities, at amortized cost	$11,830,591,029
Repurchase agreements, at value and cost	2,235,910,000
Total investments	$14,066,501,029
Cash	2,084
Interest receivable	1,359,245
Total assets	14,067,862,358
Liabilities:	
Payables to affiliates	1,688,631
Accrued expenses and other liabilities	241,620
Total liabilities	1,930,251
Net assets, at value	$14,065,932,107
Net assets consist of:	
Paid-in capital	$14,068,619,170
Accumulated net realized gain (loss)	(2,687,063)
Net assets, at value	$14,065,932,107
Shares outstanding	14,068,620,768
Net asset value per share	$1.00

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

The Money Market Portfolios

Notes to Financial Statements

The Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 29, 2012.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2012, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in the Portfolio’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

36 | Annual Report

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2012	2011
Shares sold	$24,240,713,227	$22,363,231,976
Shares issued in reinvestment of distributions	—	4,230,668
Shares redeemed	(22,267,375,284)	(19,199,732,277)
Net increase (decrease)	$1,973,337,943	$3,167,730,367

Annual Report | 37

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

d. Other Affiliated Transactions

At June 30, 2012, the shares of the Portfolio were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	12,139,756,524	86.29%
Franklin Money Fund	1,667,203,479	11.85%
Franklin Templeton Money Fund Trust –
Franklin Templeton Money Fund	261,660,765	1.86%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2012, the custodian fees were reduced as noted on the Statement of Operations.

38 | Annual Report

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At June 30, 2012, the Fund had capital loss carryforwards of $2,687,063 expiring in 2017. During the year ended June 30, 2012, the Fund utilized $84,629 of capital loss carryforwards.

The tax character of distributions paid during the years ended June 30, 2012 and 2011, was as follows:

	2012		2011
Distributions paid from ordinary income		$—	$4,239,206

At June 30, 2012, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

Annual Report | 39

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

6. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2012, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

FHLB - Federal Home Loan Bank
GO - General Obligation

40 | Annual Report

The Money Market Portfolios

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the “Fund”) at June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2012

Annual Report | 41

The Money Market Portfolios

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1992	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

42 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	132	Hess Corporation (exploration and refining of oil and gas).

Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).

Principal Occupation During at Least the Past 5 Years:
John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	107	None

Principal Occupation During at Least the Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Trustee since 1992 and Chairman of the Board since 1993	132	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Annual Report | 43

44 | Annual Report

Annual Report | 45

46 | Annual Report

Franklin Templeton Money Fund Trust

Shareholder Information

Franklin Templeton Money Fund

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Templeton Money Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

Annual Report | 47

Franklin Templeton Money Fund Trust

Shareholder Information (continued)

Franklin Templeton Money Fund

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, attention in assessing the Fund’s performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class C shares during the year ended December 31, 2011, as well as for previous annual periods ended on such date in comparison to a performance universe consisting of all retail money market instrument funds as selected by Lipper. The Lipper report showed the Fund’s total return for 2011 to be in the second-lowest quintile of its performance universe and in the previous three-, five- and 10-year periods on an annualized basis to be in the lowest quintile of its performance universe. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is available only in exchange for Class B, C or R shares purchased by persons investing in other Franklin Templeton funds sold subject to a contingent deferred sales charge. Management further pointed out that the Fund was utilized by such holders as an alternative and frequently temporary investment and was managed in a conservative manner with investments in high-quality short-term securities, which generally earn lower yields than a portfolio with lower quality and

48 | Annual Report

Franklin Templeton Money Fund Trust

Shareholder Information (continued)

Franklin Templeton Money Fund

Board Review of Investment Management Agreement (continued)

longer term securities subject to more risk. In view of the Fund’s limited availability to investors and the structure of its share ownership and operations, the Board found its investment performance to be satisfactory, noting also that its expenses were subsidized by management to avoid net asset value falling below one dollar per share and that the median return of the performance universe for the one-year period was one basis point as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of such comparison showed the Fund’s contractual investment management fee rate to be in the second most expensive quintile of such expense group, but its actual total expense ratio to be in the second least expensive quintile of such group. The Board believed such comparative expenses to be acceptable, noting that the Fund’s expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for

Annual Report | 49

Franklin Templeton Money Fund Trust

Shareholder Information (continued)

Franklin Templeton Money Fund

Board Review of Investment Management Agreement (continued)

the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, and taking into account the fact that the Fund’s expenses were being subsidized, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, an administrative fee is charged the Fund at a rate of 0.455% on the first $100 million of net assets; 0.330% on the next $150 million of net assets; and 0.280% on net assets in excess of $250 million. The Fund had net assets of approximately $346 million on December 31, 2011. The Board believed it problematic that the Manager and its affiliates realized economies of scale in furnishing advisory and administrative services to the Fund in view of the transitory nature of its investment role within the Franklin Templeton fund complex, the services provided its shareholders, and management’s subsidization of expenses.

50 | Annual Report

Franklin Templeton Money Fund Trust

Shareholder Information (continued)

Franklin Templeton Money Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 51

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | **FIXED INCOME** | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TEMPLETON MONEY FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

511 A 08/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $15,335 for the fiscal year ended June 30, 2012 and $19,097 for the fiscal year ended June 30, 2011.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $50,000 for the fiscal year ended June 30, 2012 and $85,000 for the fiscal year ended June 30, 2011. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $114 for the fiscal year ended June 30, 2012 and $99 for the fiscal year ended June 30, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs

(a)	-(c) of Item 4 were $152,336 for the fiscal year ended June 30, 2012 and $144,701 for the fiscal year ended June 30, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be

provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $202,450 for the fiscal year ended June 30, 2012 and $229,800 for the fiscal year ended June 30, 2011.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants. **N/A**

Item 6. Schedule of Investments. **N/A**

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. **N/A**

Item 8. Portfolio Managers of Closed-End Management Investment Companies. **N/A**

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. **N/A**

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant

changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST